Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of net debt and corresponding gearing ratios
The net debt and corresponding gearing ratios as of December 2022 and 2021 were as follows:

	2022	2021

Group debt (Note 37) (i)	8,175,437	7,073,021
Structured financing (Note 20 (b))	1,933,522	2,415,400
Total debt	10,108,959	9,488,421
Cash	(3,553,126)	(2,485,641)
Securities purchased under agreements to resell (Note 6 (a))	(646,478)	(1,071,328)
Certificate deposits (Securities) (Note 7 (a))	(252,877)	(194,892)
Deposits at Central Bank (Note 20 (a))	(514,999)	—
Net debt	5,141,479	5,736,560

Total equity	17,035,735	14,416,836
Total capital	22,177,214	20,153,396
Gearing ratio %	23.18%	28.46%

(i)    Includes Debentures and Bonds designated as fair value through profit or loss. See Note 7(e) and 17, respectively.